UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4789

                           Scudder New Asia Fund, Inc.
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
         (Address of principal executive offices)             (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                               as of September 30, 2005  (Unaudited)
-----------------------------------------------------------------------------------------


Scudder New Asia Fund, Inc.

                                                                   Shares      Value ($)
                                                       ---------------------------------

-----------------------------------------------------------------------------------------
    Common Stocks 96.1%
-----------------------------------------------------------------------------------------

Australia 1.1%
Newcrest Mining Ltd.  (Cost $417,301)                               117,288     1,876,532

China 7.4%
Beijing Capital International Airport Co., Ltd. "H"               1,698,000       744,223
Chen Hsong Holdings Ltd.                                            572,000       302,320
China Petroleum & Chemical Corp. "H"                              4,124,000     1,887,268
China Techfaith Wireless Communication Technology Ltd. (ADR)*        34,800       328,860
China Telecom Corp., Ltd. "H"                                     3,624,000     1,366,472
China Vanke Co., Ltd. "B"                                         3,203,100     1,779,649
Foxconn International Holdings Ltd.*                              1,688,000     1,827,841
Harbin Power Equipment Co., Ltd. "H"                              2,781,300     1,604,455
Shanghai Electric Group Co., Ltd. "H"*                            3,760,000     1,272,342
SINA Corp.*                                                          31,200       858,000
Yanzhou Coal Mining Co., Ltd. "H"                                   996,000       783,205
                                                                              -----------
(Cost $9,229,265)                                                              12,754,635

Hong Kong 15.9%
Cheung Kong Holdings Ltd.                                           204,000     2,303,673
China Mobile (Hong Kong) Ltd. (ADR)                                  44,600     1,098,944
China Resources Power Holdings Co., Ltd.                          1,556,000       987,876
Citic Pacific Ltd.                                                  257,000       718,918
Fountain Set Holdings Ltd.                                        1,431,300       696,521
FU JI  Food & Catering Services                                     616,100       698,909
Global Bio-chem Technology Group Co., Ltd.                        2,494,000     1,133,293
Hong Kong Exchanges & Clearing Ltd.                                 890,000     3,051,816
Hongkong Land Holdings Ltd.                                         646,000     2,028,440
Hutchison Whampoa Ltd.                                              286,000     2,960,521
Kingboard Chemical Holdings Ltd.                                    833,200     2,078,341
Li & Fung Ltd.                                                      468,000     1,082,921
Midland Realty Holdings Ltd.                                      4,640,500     2,691,931
Norstar Founders Group Ltd.                                       3,064,400       888,822
Shangri-La Asia Ltd.                                                942,000     1,523,987
Skyworth Digital Holdings Ltd.                                    3,878,700       481,503
Solomon Systech International Ltd.                                3,020,000     1,090,063
Wing Hang Bank Ltd.                                                 254,000     1,879,456
                                                                              -----------
(Cost $20,349,794)                                                             27,395,935

India 5.3%
Bharti Tele-Ventures Ltd.*                                          101,900       818,020
Dr. Reddy's Laboratories Ltd. (ADR)                                  28,400       552,664
Hotel Leelaventure Ltd.                                             133,299       786,966
Housing Development Finance Corp., Ltd.                              49,900     1,180,265
Infosys Technologies Ltd.                                            25,200     1,443,030
Jindal South West Holdings Ltd.*                                     39,325       180,543
Jindal Vijaynagar Steel Ltd.                                        157,300     1,036,917
Reliance Industries Ltd.                                            125,400     2,263,790
Sintex Industries Ltd.                                               65,280       994,831
                                                                              -----------
(Cost $6,318,398)                                                               9,257,026

Indonesia 3.8%
PT Indosat Tbk                                                      634,400       326,439
PT Indosat Tbk (ADR)                                                 41,700     1,042,500
PT Medco Energi Internasional Tbk                                 3,897,000     1,371,517
PT Telekomunikasi Indonesia  (ADR)                                   50,100     1,042,581
PT Telekomunikasi Indonesia "B"                                   5,346,000     2,776,806
                                                                              -----------
(Cost $4,823,313)                                                               6,559,843

Japan 15.7%
AEON Mall Co., Ltd.                                                  86,000     3,356,061
Chiyoda Corp.                                                       280,000     5,155,039
Diamond City Co., Ltd.                                               26,000       987,139
eAccess Ltd.                                                            750       564,878
JFE Holdings, Inc.                                                   42,600     1,384,725
KDDI Corp.                                                              188     1,059,901
Matsui Securities Co., Ltd.                                         199,500     2,423,454
Nissan Motor Co., Ltd.                                               69,000       787,738
Nitto Denko Corp.                                                    25,000     1,407,241
Park24 Co., Ltd.                                                     94,000     2,008,016
Sumitomo Corp.                                                      309,000     3,260,941
Sumitomo Realty & Development Co., Ltd.                             166,000     2,459,584
Taisei Corp.                                                        408,000     1,678,436
UFJ Central Leasing Co., Ltd.                                        12,000       522,199
                                                                              -----------
(Cost $14,531,515)                                                             27,055,352

Korea 21.1%
Daegu Bank                                                          415,300     5,054,442
Daelim Industrial Co., Ltd.                                           6,800       479,617
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                   69,300     1,560,661
Dongbu Insurance Co., Ltd.                                          139,000     2,018,064
Hyundai Mipo Dockyard Co., Ltd.                                      12,600       905,606
Hyundai Mobis                                                        25,900     2,127,101
INTOPS Co., Ltd.                                                     40,500       863,560
Korea Exchange Bank*                                                115,300     1,287,250
Korea Information Service, Inc.                                      80,100     1,485,323
KT&G Corp.                                                           43,200     1,871,241
LG Card Co., Ltd.*                                                   34,800     1,317,298
LG Electronics, Inc.                                                 28,700     1,922,501
NEPES Corp.*                                                            748         9,856
POSCO (ADR)                                                          32,700     1,849,512
Samsung Electronics Co., Ltd.                                        15,180     8,553,752
Samsung SDI Co., Ltd.                                                 8,010       832,856
SK Corp.                                                             29,800     1,727,743
Taegu Department Store Co., Ltd.*                                    83,600     1,077,547
Woori Finance Holdings Co., Ltd.                                    101,500     1,468,759
                                                                              -----------
(Cost $20,380,356)                                                             36,412,689

Malaysia 4.2%
Airasia Bhd.*                                                     2,357,200       975,652
Commerce Asset-Holding Bhd                                        1,442,000     2,142,531
Resorts World Bhd                                                   485,300     1,416,370
SP Setia Bhd                                                      1,664,100     1,713,109
YTL Corp. Bhd                                                       747,500     1,090,807
                                                                              -----------
(Cost $7,360,896)                                                               7,338,469

Philippines 2.4%
Manila Water Co.                                                  6,134,200       689,236
Philippine Long Distance Telephone Co. (ADR)                         70,500     2,146,725
SM Investments Corp.                                                330,750     1,285,955
                                                                              -----------
(Cost $3,579,670)                                                               4,121,916

Taiwan 14.7%
AU Optronics Corp. (ADR)                                             86,873     1,125,874
Cathay Financial Holding Co., Ltd.                                  387,000       721,860
China Steel Corp.                                                   918,540       819,297
CHIPBOND Technology Corp.                                           415,994       526,487
Chungwha Telecom Co., Ltd.                                          611,500     1,068,750
Formosa Chemicals & Fibre Corp.                                     658,900       994,738
Hon Hai Precision Industry Co., Ltd.                                356,159     1,658,151
Hotai Motor Co., Ltd.                                               395,700     1,037,378
Hung Poo Real Estate Development Corp.                              775,000       460,065
Mega Financial Holding Co., Ltd.                                  1,763,520     1,115,967
Optimax Technology Corp.                                            501,000       815,236
Siliconware Precision Industries Co.                              3,398,676     3,430,885
SinoPac Financial Holdings Co., Ltd.*                             2,786,000     1,297,064
Ta Chong Bank Ltd.*                                               3,791,982     1,074,103
Taiwan Semiconductor Manufacturing Co., Ltd.                      2,933,734     4,711,938
United Microelectronics Corp.                                     2,902,901     1,863,217
XAC Automation Corp.                                                420,000       364,497
Yang Ming Marine Transport                                          764,000       483,464
Yuanta Core Pacific Securities Co.                                2,834,846     1,810,994
                                                                              -----------
(Cost $22,619,975)                                                             25,379,965

Thailand 4.5%
Bangkok Bank PCL (Foreign Registered)                               915,000     2,541,357
Krung Thai Bank PCL (Foreign Registered)                          3,184,500       822,407
Precious Shipping PCL (Foreign Registered)                          907,900       962,204
Thai Olefins PCL (Foreign Registered)                             1,176,500     1,834,474
The Siam Cement PCL (Foreign Registered)                            266,400     1,648,571
                                                                              -----------
(Cost $6,304,749)                                                               7,809,013
-----------------------------------------------------------------------------------------
Total Common Stocks (Cost $115,915,232)                                       165,961,375

-----------------------------------------------------------------------------------------
    Warrants 0.0%
-----------------------------------------------------------------------------------------

Hong Kong
Kingboard Chemical Holdings Ltd.*  (Cost $841)                       91,000        32,846

-----------------------------------------------------------------------------------------
    Preferred Stocks 2.3%
-----------------------------------------------------------------------------------------

Korea
Daishin Securities Co., Ltd.                                        209,100     2,304,409
Samsung Electronics Co., Ltd.                                         3,800     1,653,282
-----------------------------------------------------------------------------------------
Total Preferred Stocks (Cost $2,055,536)                                        3,957,691

-----------------------------------------------------------------------------------------
    Rights 0.0%
-----------------------------------------------------------------------------------------

Korea 0.0%
Nepes Corp.*  (Cost $367)                                               126           454

Thailand 0.0%
True Corp. PCL*  (Cost $0)                                          299,999             0
-----------------------------------------------------------------------------------------
Total Rights (Cost $367)                                                              454

    Cash Equivalents 1.0%
Scudder Cash Management QP Trust, 3.74%  (a)                      1,734,423     1,734,423
  (Cost $1,734,423)
                                                                    % of
                                                                Net Assets      Value ($)
                                                           -----------------------------
Total Investment Portfolio (Cost $ 119,706,399)                      99.4     171,686,789
Other Assets and Liabilities, Net                                     0.6         988,871
-----------------------------------------------------------------------------------------
Net Assets                                                          100.0     172,675,660

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt

At September 30, 2005, the Scudder New Asia Fund, Inc. had the following Sector diversification:

                                                                As a % of
Sector                            Market Value ($)            Common Stocks
-----------------------------------------------------------------------------
Financials                             46,772,332                     28.2%
Information Technology                 32,980,777                     19.9%
Industrials                            31,830,266                     19.2%
Materials                              18,518,631                     11.2%
Telecommunication Services             14,166,061                      8.5%
Consumer Discretionary                 12,605,763                      7.6%
Energy                                  4,986,528                      3.0%
Consumer Staples                        1,871,241                      1.1%
Utilities                               1,677,112                      1.0%
Health Care                               552,664                      0.3%
Total Common Stocks                   165,961,375                    100.0%

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder New Asia Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder New Asia Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005